Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables - Total
Trade payables	€ 8,613	€ 12,304
Payables on social security and taxes other than income tax	4,838	4,087
Value added tax payables	200	23,725
Excise tax payables	316	744
Other payables	1,325	579
Total trade and other payables	15,293	41,438
Trade and other payables - Current
Current payables on social security and taxes other than income tax	4,838	4,087
Current value added tax payables	200	23,725
Current excise tax payables	316	744
Other current payables	877	128
Total trade and other current payables	14,845	40,988
Trade and other payables - Non current
Non-current trade payables	0	0
Non-current payables on social security and taxes other than income tax	0	0
Non-current value added tax payables	0	0
Non-current excise tax payables	0	0
Other non-current payables	448	450
Total trade and other non-current payables	448	450
Accrued expenses	€ 3,924	€ 6,201